Bank Loans, Current and Non Current (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Bank Loans, Current and Non Current [Line Items]
Loan from the banks		$ 2,598
Short-term bank loans [Member]
Bank Loans, Current and Non Current [Line Items]
Loan from the banks	$ 7,071
Maturity term	maturity dates due in August 2024 through March 2025	maturity dates due in November 2023 through February 2024
Repaid an aggregate amount	$ 4,808	$ 4,041
Long-Term Bank Loans [Member]
Bank Loans, Current and Non Current [Line Items]
Loan from the banks			$ 1,412
Loan bore interest rates, percentage	3.95%
Minimum [Member] | Short-term bank loans [Member]
Bank Loans, Current and Non Current [Line Items]
Loan bore interest rates, percentage	3.20%	4.50%
Maximum [Member] | Short-term bank loans [Member]
Bank Loans, Current and Non Current [Line Items]
Loan bore interest rates, percentage	5.50%	6.00%